Dividends Paid	6 Months Ended
Jun. 30, 2020
Dividends Paid [Abstract]
DIVIDENDS PAID

11. DIVIDENDS PAID

There were no dividends paid or declared during the six months period ended 30 June 2020 (30 June 2019: The Board of Directors resolved in its meeting held on 21 March 2019, to pay a dividend of USD 0.04 per share excluding treasury shares amounting to USD 5,455,027 related to the year ended 31 December 2018).